COMBINED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net premiums earned		$ 4,137	$ 3,011	$ 1,016
Other policy revenue		413	224	0
Net investment income		1,809	978	76
Investment related gains (losses)		534	(185)	(55)
Net investment results from funds withheld		127	281	4
Total revenues		7,020	4,309	1,041
Policyholder benefits and claims incurred		(3,939)	(2,852)	(1,065)
Interest sensitive contract benefits		(1,097)	(357)	(60)
Commissions for acquiring and servicing policies		(755)	(413)	0
Net change in deferred policy acquisition costs		670	339	30
Change in fair value of market risk benefit		72	127	(12)
Other reinsurance expenses		(107)	(78)	(11)
Operating expenses		(801)	(439)	(35)
Interest expense		(249)	(104)	(1)
Total benefits and expenses		(6,206)	(3,777)	(1,154)
Net income (loss) before income taxes		814	532	(113)
Income tax recovery (expense)		(17)	(31)	1
Net income (loss) for the year		797	501	(112)
Attributable to:
Non-controlling interests		1	2	0
Net income (loss)		$ 797	$ 501	$ (112)
Net income per class C share, Basic (in dollars per share)		$ 10.51	$ 13.75	$ (4.92)
Brookfield Corporation
Attributable to:
Net income	[1]	$ 0	$ 0	$ (17)
Class A exchangeable, Class A-1 exchangeable and Class B shareholders
Attributable to:
Net income	[2]	5	6	3
Class C shareholders
Attributable to:
Net income	[2]	$ 791	$ 493	$ (98)

[1]	For the period prior to June 28, 2021. See Note 1(b).
[2]	For the periods June 28, 2021 onward. See Note 1(b)